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                   PUTNAM HARTFORD CAPITAL MANAGER (SERIES V)
                              SEPARATE ACCOUNT TEN
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Technology Fund into Putnam VT Voyager Fund II. If the proposed merger is approved, all assets of Putnam VT Technology Fund will be transferred into Putnam VT Voyager Fund II, and shareholders of Putnam VT Technology Fund will receive shares of Putnam VT Voyager Fund II. As a result, if any of your Contract Value is allocated to the Putnam VT Technology Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT Voyager II Sub-Account.

In the event that the proposed mergers are approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.


Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

                                      EFFECTIVE DATE
        RATINGS AGENCY                   OF RATING                     RATING                   BASIS OF RATING
------------------------------- ---------------------------- ---------------------------- ----------------------------
            Fitch                         9/19/02                        AA                  Claims paying ability

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4109
33-73566